UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:3235-0456
FORM 24f-2
Expires:December 31, 2014

Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1.Name and address of issuer:
AllianceBernstein Corporate Shares
1345 Avenue of the Americas
New York, New York 10105
2.The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):X
Fund name:
3.Investment Company Act File Number:811-21497
Securities Act File Number:333-112207
4(a).Last Day of Fiscal Year for which this Form is filed:
April 30, 2013
4(b).Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuer's fiscal year).
4(c).Check box if this is the last time the issuer
will be filing this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f):
(ii)Aggregate sale price of securities redeemed or repurchased during the fiscal year:$84,467,896
(iii)Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:$9,805,105
(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:-$94,273,001
(v)Net Sales: $227,849,529
(vi)Redemption credits available for use in future
years: $-
(vii)Multiplier for determining registration fee:x0.0001364
(viii)Registration Fee Due:=$31,078.68
6.Prepaid Shares
If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount
of securities (number of shares or other
units) deducted here: N/A
If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal
year for which this form is filed that
are available for use by the issuer
in future fiscal years, then state
that number here:N/A
7.Interest due -- if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year: +	 $-
8.Total amount of the registration fee due
plus any interest due [line 5(viii) plus
line 7]: $31,078.68
9.Date the registration fee and any interest
payment was sent to the Commission's lockbox
depository: N/A
Method of Delivery:
X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Phyllis J Clarke - Controller
Date: July 18, 2013
*Please print or type the name and
title of the signing officer below the
signature.